BUSINESS ACQUISITIONS AND GOODWILL (Details 2) - USD ($)	Mar. 31, 2022	Jun. 12, 2021	Mar. 31, 2021
Business Acquisition [Line Items]
Intangible assets		$ 41,578
Goodwill	$ 1,030,399		$ 0
Conbridge College [Member]
Business Acquisition [Line Items]
Working capital acquired	11,947
Furniture and equipment	2,198
Intangible assets	41,578
Noncontrolling interest	(6,345)
Goodwill	24,250		$ 0
Total consideration	$ 73,628